ORGANIZATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CHANGES OF EQUITY TO THE IMPACT OF REVERSE STOCK SPLIT

The following table illustrates changes in equity, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	March 31, 2025
	As Previously Reported	Impact of Reverse Stock Split	As Revised

Common stock - shares	8,219,844,297	(8,218,200,327)	1,643,970
Common stock - amount	$8,219,844	$(8,218,200)	$1,644
Common stock to be issued- shares	637,755	(637,627)	128
Common stock to be issued- amount	$638	$(638)	$-
Additional paid-in capital	$197,439,693	$8,218,838	$205,658,531

	December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised

Common stock - shares	7,086,021,742	(7,084,604,538)	1,417,204
Common stock - amount	$7,086,021	$(7,084,604)	$1,417
Common stock to be issued - shares	637,755	(637,627)	128
Common stock to be issued - amount	$638	$(638)	$-
Additional paid-in capital	$198,312,711	$7,085,242	$205,397,953

The following table illustrates changes in equity, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised

Common stock - shares	7,086,021,742	(7,084,604,538)	1,417,204
Common stock - amount	$7,086,021	$(7,084,604)	$1,417
Common stock to be issued - shares	637,755	(637,627)	128
Common stock to be issued - amount	$638	$(638)	$-
Additional paid-in capital	$198,312,711	$7,085,242	$205,397,953

	December 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Common stock - shares	5,481,513,400	(5,480,417,097)	1,096,303
Common stock - amount	$5,481,513	$(5,480,417)	$1,096
Common stock to be issued - shares	637,755	(637,627)	128
Common stock to be issued - amount	$638	$(638)	$-
Additional paid-in capital	$198,704,849	$5,481,055	$204,185,904

SCHEDULE OF CHANGE IN LOSS PER SHARE AND WEIGHTED AVERAGE SHARES

The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for periods presented:

	Three Months ended March 31, 2025
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Loss attributable to common shareholders	$(1,557,171)	$—	$(1,557,171)
Weighted average shares used to compute basic and diluted EPS	7,609,003,782	(7,607,481,981)	1,521,801
Loss from continuing operations per share - basic and diluted	$(0.00)	$(1.02)	$(1.02)
Income from discontinued operations per share - basic and diluted	$0.00	$-	$0.00
Loss per share - basic and diluted	$(0.00)	$(1.02)	$(1.02)

The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for periods presented:

	Year ended December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Loss attributable to common shareholders	$(6,198,161)	$—	$(6,198,161)
Weighted average shares used to compute basic and diluted EPS	6,345,758,683	(6,344,489,531)	1,269,152
Loss from continuing operations per share - basic and diluted	$(0.00)	$(4.89)	$(4.89)
Income from discontinued operations per share - basic and diluted	$0.00	$-	$0.00
Loss per share - basic and diluted	$(0.00)	$(4.88)	$(4.88)

SCHEDULE OF COMMON STOCK EXERCISABLE OR ISSUABLE FROM OUTSTANDING STOCK WARRANTS

The following shares of common stock exercisable or issuable from outstanding stock warrants and convertible instruments were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	March 31, 2025
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Unexercised common stock purchase warrants	732,024,518	(731,878,113)	146,405
Convertible preferred stock	12,329,766,446	(12,327,300,493)	2,465,953
Convertible notes payable	471,429,292	(471,335,006)	94,286
Promissory notes payable	7,577,465,753	(7,575,950,260)	1,515,493

The following shares of common stock exercisable or issuable from outstanding stock warrants and convertible instruments were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Unexercised common stock purchase warrants	732,024,518	(731,878,113)	146,405
Convertible preferred stock	10,629,032,613	(10,626,906,806)	2,125,807
Convertible notes payable	128,575,444	(128,549,729)	25,715
Promissory notes payable	1,225,410,959	(1,225,165,877)	245,082